Employee Future Benefits - Components Recognized in OCI and Regulatory Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DBP Plans
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gains) losses	$ (5)	$ (1)
Past service costs (credits)/plan amendments	1	0
Income tax expense	1	0
Total recognized in comprehensive income	(3)	(1)
Regulatory Assets, Pension and Other Postretirement Benefit Plans [Abstract]
Net actuarial gains	(90)	(142)
Plan amendments	39	0
Amortization of actuarial gains	16	1
Amortization of past service credits	1	1
Foreign currency translation	3	(2)
Regulatory adjustments	(3)	23
Total recognized in regulatory liabilities	(34)	(119)
OPEB Plans
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gains) losses	1	(1)
Past service costs (credits)/plan amendments	(2)	0
Income tax expense	0	0
Total recognized in comprehensive income	(1)	(1)
Regulatory Assets, Pension and Other Postretirement Benefit Plans [Abstract]
Net actuarial gains	(45)	(72)
Plan amendments	0	0
Amortization of actuarial gains	23	16
Amortization of past service credits	1	1
Foreign currency translation	9	(12)
Regulatory adjustments	(5)	2
Total recognized in regulatory liabilities	$ (17)	$ (65)